Employee Benefit Plan (Detail)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010
Defined Benefit Plan Disclosure [Line Items]
Total, Percentage of Plan Assets	100.00%	100.00%	100.00%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Debt securities, Percentage of Plan Assets	64.00%	70.00%	73.00%
Equity securities, Target Allocation	65.00%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Debt securities, Percentage of Plan Assets	36.00%	30.00%	27.00%
Equity securities, Target Allocation	35.00%